Loss Per Share (Details) - Schedule of Net Loss (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Net Loss Abstract
Weighted average number of common shares diluted	29,453,615	167,610	29,453,615	167,610	167,610	134,913	64,946
Diluted loss per common share	$ (0.25)	$ (23.12)	$ (2.89)	$ (218.14)	$ (286.33)	$ (513.8)	$ (723.05)